Authorized Common Stock (Details)	Jul. 01, 2020 Vote stockholder $ / shares shares	Sep. 30, 2020 $ / shares shares	Jun. 30, 2020 shares	Sep. 30, 2019 $ / shares shares
Authorized Common Stock
Common Stock, Par Value | $ / shares	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized | shares	800,000,000	800,000,000	300,000,000	300,000,000
Stockholders' votes for authorization	103,553,044
Stockholders' votes against authorization	33,707,332
Numbers of stockholders' abstained | stockholder	3,678,519